UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07381

T. Rowe Price Health Sciences Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRHSX Health Sciences Fund –
.
THISX Health Sciences Fund–
.
I Class

T. ROWE PRICE Health Sciences Fund
HIGHLIGHTS
The Health Sciences Fund underperformed its benchmark and the broad equity market in the 12 months ended December 31, 2023.
Allocation effects and security selection both drove relative underperformance.
The pharmaceuticals, biotechnology, and life sciences subsectors detracted the most from relative returns, while products and devices contributed.
While 2023 proved to be a challenging year for health care investors, growth prospects are showing signs of improvement, and we continue to be encouraged by the level of innovation occurring in the sector.
Our overarching investment philosophy remains focused on innovation, and we believe companies that are producing leading-edge therapeutics and medical devices offer some of the market’s most attractive growth areas for investors with a multiyear horizon.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Health Sciences Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Health Sciences Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Health Sciences Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Health Sciences Fund returned 3.08% in the 12-month period ended
December 31, 2023. The fund underperformed its benchmark, the Lipper
Health/Biotechnology Funds Index, and the broad equity market, as measured by the S&P 500 Index. (Returns for I Class shares varied slightly, reflecting their different fee structure. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Allocation effects and
security selection both drove
relative underperformance.
However, we believe our
focus on bottom-up stock
selection will be the primary
long-term performance
driver as shown in the
Growth of $10,000 chart on
page 10.
Performance within the pharmaceuticals subsector was highly bifurcated as the growing popularity and usage of GLP-1 medications led shares of Eli Lilly, which is a meaningful position in the portfolio, and Novo Nordisk, which was a relatively recent addition, higher. While our GLP-1-related exposure helped performance within the segment, our lighter positioning in a handful of small-cap companies—including Mirum Pharmaceuticals and Cymabay
Therapeutics—that outperformed toward the end of the period offset those contributions. The fund's positions in Merck and Pfizer, the latter of which is no longer held, were also detractors during the period. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The biotechnology subsector detracted on a relative basis, mainly due to stock selection. Shares of Novocure moved sharply higher at the start of the year after the company announced that its phase 3 trial evaluating tumor treating fields therapy in non-small-cell lung cancer had met its primary endpoint, but
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Health Sciences Fund –
.
2.00% 3.08%
Health Sciences Fund–
.
I  Class 2.07 3.22
S&P 500 Index 8.04 26.29
Lipper Health/
Biotechnology
Funds Index 1.90 5.24

T. ROWE PRICE Health Sciences Fund

the stock has since sold off amid investor uncertainty around the treatment’s efficacy. Our position in Beigene also hindered performance. Shares of the commercial-stage biotech company faced headwinds from China’s health care anticorruption campaign and were also weighed down by patent infringement concerns for its lead product.
The life sciences subsector posted losses in 2023 as the group was hampered by a cyclical pullback in research and development after an unusually strong period during the pandemic. Lagging demand from bioprocessing customers and a meaningful slowdown in China also weighed on the segment. The fund’s positioning and stock choices in the group hurt performance. Shares of Agilent
Technologies, which provides instruments, software, services, and consumables for laboratories, fell. Management lowered its full-year guidance in the second quarter due to softening instrumentation demand, with early-stage biotech customers dramatically scaling back purchases as funding and liquidity challenges drove cash conservation. Although widespread instrument weakness could be a stronger-than-anticipated near-term headwind, we expect Agilent to outperform over the long run, driven by its underappreciated business mix resilience and above-market growth drivers.
Alternatively, the products and devices segment was a bright spot for the fund—despite recent fears that GLP-1 drugs could dampen future business prospects for a wide swath of companies in the subsector—as medical procedure volumes continued to improve and supply chain bottlenecks and inflation further eased. Shares of Intuitive Surgical traded higher after the company reported results that showed a broad acceleration in procedure volumes, with management citing strength in general surgery in the U.S. and non-urology growth outside the U.S. The company increased its procedure growth guidance, and systems placements were also higher than expected.
Medical device manufacturer Stryker also outperformed during the year. Shares rose after the company reported continued topline momentum and better-
than-anticipated earnings. Management also struck a confident tone, messaging ongoing demand for both large and small capital equipment, as well as an alleviation of the spot buy and inflationary pressures that had been a headwind in prior years.
How is the fund positioned?
From a high level, the areas that we have always favored (companies developing innovative, game-changing therapies and companies that are improving the standard of care in a cost-effective manner) will remain areas we focus on because that is where we think investors can realize long-term value.

T. ROWE PRICE Health Sciences Fund

Biotechnology represents the fund’s largest subsector allocation. When we consider the biotechnology space, we generally place companies into one of two buckets: one composed of the large, highly profitable, diversified biotech companies and the other composed of the innovative small- and mid-cap biotech companies that have more concentrated pipelines and lower revenue and profit profiles but offer much greater outlier return potential. Larger-cap biotech companies are experiencing generally solid/improving fundamentals, and valuations remain attractive to reasonable. Smaller-cap biotech companies faced a number of headwinds throughout much of the year with higher rates creating a more challenging funding environment and several clinical disappointments broadly weighing on the group. However, they enjoyed a resurgence in the latter part of the year as bond yields fell, the financing window showed signs of opening up, and an uptick in merger and acquisition
(M&A) activity helped provide a floor for companies with promising pipelines.
Even with the recent sizable move higher, we think valuations for many of these inventive companies remain attractive, and we continue to look for opportunities to build positions in names that we think have the potential to develop game-changing medicines and become much larger companies over time.
Among biotechnology stocks,
we initiated a position in
Amgen, a leading U.S.-
based biopharma company,
following its strong second-
quarter results, including
a rebound in sales of its
arthritis treatment Enbrel
and several positive pipeline
developments. We think
Amgen is attractively valued
at current levels, and we
appreciate the company’s
promising pipeline of drug
candidates in indications
like obesity and small-
cell lung cancer. On the other hand, we curtailed our position in Regeneron
Pharmaceuticals in the fourth quarter following concerning early feedback regarding its recently approved higher-dose formulation of Eylea, the company’s retinal disease drug and a significant growth driver for the firm. While we still
INDUSTRY DIVERSIFICATION
Percent of Net Assets
6/30/23 12/31/23
Biotechnology 30.5% 31.0%
Services 21.4 22.6
Products and Devices 18.0 17.1
Pharmaceuticals 17.1 16.6
Life Sciences 12.1 11.4
Consumer Nondurables 0.4 0.2
Other and Reserves 0.5 1.1
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Health Sciences Fund

appreciate Regeneron’s productive research and development platform, broad portfolio of Food and Drug Administration-approved medicines, and pipeline of cancer assets, we moderated our position on a reduced near-term risk/
reward trade-off.
Pharmaceuticals companies are generally big businesses that have scale and know-how in commercializing drugs, and we think there is value to that business model. Within the subsector, we have a notable exposure to incretin-
focused names, including Eli Lilly and Novo Nordisk, that we expect to continue outperforming given the relatively low penetration of high-efficacy
GLP-1 agonist usage in treating obesity and diabetes, as well as their broader potential to reduce cardiovascular events and help patients suffering from sleep apnea and their possible implications for alcohol and tobacco abuse and Alzheimer’s disease. Conversely, we eliminated our position in Pfizer and trimmed our stake in AstraZeneca during the period.
The services subsector includes payors, providers, drug distributors, and health care information technology companies that are improving affordability or access to health care. Within the group, the bulk of our exposure is in the managed care industry, with a preference for those with diversified businesses and larger Medicare Advantage exposure where the growth environment remains healthy. Although we trimmed our holding in UnitedHealth Group, it remains the largest position in the fund. We also have significant exposure to
Elevance Health—our largest purchase in the subsector during the year—and
Molina Healthcare.
Several of our largest purchases during the period were in the products and devices subsector. We appreciate the group’s beneficial defensive attributes as companies in the segment generally sell products that are in steady demand for medical procedures. Although wide swaths of names in the subsector have more recently been pressured by fears of the potential implications of GLP-1 drugs on their future businesses as well as macro headwinds in China, we maintain a favorable longer-term view on companies that offer products and tools we believe help doctors and offer quality of life benefits for patients.
During the period, we initiated positions in Edwards Lifesciences, a global leader in patient-focused medical innovations for structural heart disease and critical care monitoring, and Boston Scientific, a medical technology company developing pulsed field ablation systems, potentially one of the industry’s largest product cycles in years.

T. ROWE PRICE Health Sciences Fund

What is portfolio management’s outlook?
While 2023 proved to be a challenging year for health care investors, we continue to be encouraged by the level of innovation occurring in the sector.
The U.S. Food and Drug Administration’s Center for Drug Evaluation and
Research approved 55 new drugs in 2023, with many addressing large disease categories where few, if any, treatment options had previously existed. We think the pipeline of drug candidates in 2024 remains rich and could generate significant equity opportunities as we move forward. Our overarching investment philosophy is focused on innovation, and we believe companies producing leading-edge therapeutics and medical devices offer some of the market’s most attractive growth areas for investors with a multiyear horizon.
With the sector broadly underperforming in 2023 and growth prospects showing signs of improvement, valuations for many companies in the space have become more attractive. This is particularly true among SMID-cap biotechnology companies, where we tend to have a meaningful exposure in the portfolio given their outlier return potential and where positive fundamental developments around clinical trial readouts, M&A activity, product launches, and a reopening of the financing window should provide additional support moving ahead.
The unfolding 2024 U.S. election cycle is likely to increase political risks to the sector, but we are comfortable with how the portfolio is broadly positioned and will manage that risk with position size and, in the case of the drug companies, by investing in drugs with the greatest transformative potential. Additionally, the longer-term tailwinds related to aging populations, persistent clinical needs, and accelerating innovation support our continued positive longer-term view on the sector.
There is still much fertile ground to be explored with many drugs and therapies to be developed, and the ongoing expansion of the drug development toolbox is leading to new therapeutic techniques that allow for improved patient treatments in terms of both efficacy and safety. However, given how complex and idiosyncratic the health care landscape is—where every single company is different—we maintain that the best way to invest in the sector is through a portfolio approach. Furthermore, we believe our large staff of investment professionals with extensive medical and scientific backgrounds gives us an edge in conducting careful fundamental research on firms of all sizes to develop insights that help us identify future winners.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Health Sciences Fund

RISKS OF GROWTH INVESTING
Growth stocks can be volatile for several reasons. Since these companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.
RISKS OF HEALTH SCIENCES FUND INVESTING
Funds that invest only in specific industries will experience greater volatility than funds investing in a broad range of industries. Companies in the health sciences field are subject to special risks, such as increased competition within the health care industry; changes in legislation or government regulations;
reductions in government funding, product liability, or other litigation; and the obsolescence of popular products.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”) and has been licensed for use by T. Rowe Price. Standard &  Poor’s
®
and S&P
®
 are registered trademarks of
Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”);
Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC
(“Dow Jones”); T. Rowe Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

T. ROWE PRICE Health Sciences Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
UnitedHealth Group 8.1%
Eli Lilly 8.0
Thermo Fisher Scientific 4.7
Intuitive Surgical 3.8
Elevance Health 3.5
Merck 3.5
Stryker 3.2
Danaher 2.8
Vertex Pharmaceuticals 2.7
AstraZeneca 2.0
Amgen 1.9
Argenx 1.9
Regeneron Pharmaceuticals 1.9
Molina Healthcare 1.8
Humana 1.5
Alnylam Pharmaceuticals 1.5
Penumbra 1.3
Becton Dickinson & Company 1.3
Cigna Group 1.2
Agilent Technologies 1.2
Novo Nordisk 1.1
Karuna Therapeutics 1.0
Blueprint Medicines 1.0
Immunocore Holdings 0.9
Centene 0.9
Total 62.7%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Health Sciences Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
HEALTH SCIENCES FUND
Note: Performance for the I Class shares will vary due to their differing fee structure. See the
Average Annual Compound Total Return table.

T. ROWE PRICE Health Sciences Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Health Sciences Fund –
.
3.08% 11.49% 11.54% – –
Health Sciences Fund–
.
I  Class 3.22 11.62 – 11.49% 3/23/16
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Health Sciences Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Health Sciences Fund 0.80%
Health Sciences Fund–I Class 0.67
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Health Sciences Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
HEALTH SCIENCES FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,020.00 $4.07
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.17   4.08
I Class
Actual   1,000.00   1,020.70   3.41
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.83   3.41
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.80%, and
the
2
I Class was 0.67%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Health Sciences Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 89.82 $ 104.08 $ 98.85 $ 81.43 $ 67.01
Investment activities
Net investment income (loss)
(1)(2)
(0.08) (0.09) (0.22) (0.04) —
(3)
Net realized and unrealized gain/
loss 2.74 (12.58) 13.21 24.54 19.45
Total from investment activities 2.66 (12.67) 12.99 24.50 19.45
Distributions
Net investment income — — — — (0.05)
Net realized gain (4.58) (1.59) (7.76) (7.08) (4.98)
Total distributions (4.58) (1.59) (7.76) (7.08) (5.03)
NET ASSET VALUE
End of period $ 87.90 $ 89.82 $ 104.08 $ 98.85 $ 81.43

T. ROWE PRICE Health Sciences Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(4)
3.08% (12.19)% 13.27% 30.12% 29.11%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.80% 0.80% 0.75% 0.76% 0.76%
Net expenses after waivers/
payments by Price Associates 0.80% 0.80% 0.75% 0.76% 0.76%
Net investment loss (0.09)% (0.10)% (0.21)% (0.05)% 0.00%
Portfolio turnover rate 48.4% 28.8% 33.8% 41.7% 38.8%
Net assets, end of period (in
millions) $9,105 $10,235 $17,213 $15,753 $12,649
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Health Sciences Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 89.91 $ 104.05 $ 98.87 $ 81.42 $ 67.00
Investment activities
Net investment income (loss)
(1)(2)
0.04 0.05 (0.11) 0.05 0.08
Net realized and unrealized gain/
loss 2.75 (12.60) 13.22 24.57 19.46
Total from investment activities 2.79 (12.55) 13.11 24.62 19.54
Distributions
Net investment income — — — — (0.14)
Net realized gain (4.58) (1.59) (7.93) (7.17) (4.98)
Total distributions (4.58) (1.59) (7.93) (7.17) (5.12)
NET ASSET VALUE
End of period $ 88.12 $ 89.91 $ 104.05 $ 98.87 $ 81.42
Ratios/Supplemental Data
Total return
(2)(3)
3.22% (12.08)% 13.40% 30.27% 29.25%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.67% 0.67% 0.65% 0.65% 0.65%
Net expenses after waivers/
payments by Price Associates 0.67% 0.67% 0.65% 0.65% 0.65%
Net investment income (loss) 0.04% 0.05% (0.10)% 0.06% 0.11%
Portfolio turnover rate 48.4% 28.8% 33.8% 41.7% 38.8%
Net assets, end of period (in
thousands) $5,607,071 $5,937,842 $2,295,409 $1,679,405 $1,154,768
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Health Sciences Fund
December 31, 2023

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.1%
BIOTECHNOLOGY 24.3%
Major Biotechnology 6.4%
Amgen  993,762 286,223
Biogen  (1) 326,470 84,481
Celldex Therapeutics  (1) 297,616 11,803
Exact Sciences  (1) 887,585 65,664
Exact Sciences CMO Milestone, Acquisition Date: 1/6/21,
Cost $—  (1)(2)(3) 3,726,272 2,124
Exact Sciences FDA Milestone, Acquisition Date: 1/6/21,
Cost $—  (1)(2)(3) 1,863,136 1,062
Neurocrine Biosciences  (1) 512,523 67,530
Royalty Pharma, Class A  877,037 24,636
Vertex Pharmaceuticals  (1) 986,029 401,205
944,728
Other Biotechnology 17.9%
ACADIA Pharmaceuticals  (1) 1,195,370 37,427
Acerta Future Payments, EC, Acquisition Date: 6/30/21,
Cost $8,068  (1)(2)(3) 8,067,982 7,665
Affinivax Expense Fund, Acquisition Date: 9/12/22, Cost $12  (1)
(2)(3) 12,445 12
Affinivax Milestone Event, Acquisition Date: 9/12/22,
Cost $3,454  (1)(2)(3) 7,349,672 4,410
Affinivax Next Gen. Prod. Milestone Event, Acquisition Date:
9/12/22, Cost $3,454  (1)(2)(3) 7,349,672 1,690
Agios Pharmaceuticals  (1) 351,718 7,833
Akero Therapeutics  (1) 538,765 12,580
Alector  (1) 690,054 5,507
Allakos  (1) 1,232,698 3,365
Allogene Therapeutics  (1) 1,320,696 4,239
Alnylam Pharmaceuticals  (1) 1,175,626 225,027
Alpine Immune Sciences  (1) 213,300 4,066
Apellis Pharmaceuticals  (1) 1,320,687 79,056
Ardelyx  (1) 1,684,475 10,444
Arvinas  (1) 850,239 34,996
Ascendis Pharma, ADR  (1) 319,204 40,204
Aura Biosciences  (1) 474,419 4,203
Avidity Biosciences  (1) 1,347,091 12,191
BeiGene, ADR  (1) 577,168 104,098
Bicycle Therapeutics, ADR  (1) 201,468 3,643
Biohaven  (1) 1,583,477 67,773
BioMarin Pharmaceutical  (1) 964,741 93,020
Blueprint Medicines  (1) 1,523,527 140,530
Cargo Therapeutics  (1) 361,612 8,371

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Cargo Therapeutics, Acquisition Date: 2/22/23 - 10/27/23,
Cost $11,471  (1)(3) 845,404 19,571
Centessa Pharmaceuticals, ADR  (1) 1,024,440 8,155
CRISPR Therapeutics  (1) 241,811 15,137
Cytokinetics  (1) 827,675 69,103
Day One Biopharmaceuticals  (1) 275,886 4,028
Denali Therapeutics  (1) 517,185 11,099
Entrada Therapeutics  (1) 546,106 8,241
Evotec (EUR)  (1) 318,908 7,479
Exelixis  (1) 1,037,501 24,890
Generation Bio  (1) 1,323,015 2,183
Genmab (DKK)  (1) 89,495 28,536
Ginkgo Bioworks, Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $—  (1)(3) 212,706 93
Ginkgo Bioworks, Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $—  (1)(3) 212,706 82
Ginkgo Bioworks, Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $—  (1)(3) 212,706 74
Gyroscope Therapeutics, Milestone Payment 1, Acquisition Date:
2/18/22, Cost $5,684  (1)(2)(3) 5,683,928 —
Gyroscope Therapeutics, Milestone Payment 2, Acquisition Date:
2/18/22, Cost $3,788  (1)(2)(3) 3,788,007 —
Gyroscope Therapeutics, Milestone Payment 3, Acquisition Date:
2/18/22, Cost $3,788  (1)(2)(3) 3,788,007 —
IGM Biosciences  (1) 438,971 3,648
Immatics  (1) 1,044,299 10,996
Immuneering, Class A  (1) 1,122,619 8,251
Immunocore Holdings, ADR  (1) 1,945,474 132,915
Immunome  (1) 831,551 8,898
Incyte  (1) 504,618 31,685
Insmed  (1) 2,073,559 64,260
Intellia Therapeutics  (1) 175,386 5,348
Ionis Pharmaceuticals  (1) 1,272,474 64,374
Iovance Biotherapeutics  (1) 1,489,682 12,111
Karuna Therapeutics  (1) 471,717 149,303
Kymera Therapeutics  (1) 989,634 25,196
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $551  (1)(3) 43,400 162
Legend Biotech, ADR  (1) 1,371,683 82,534
Longboard Pharmaceuticals  (1) 544,951 3,286
Lyell Immunopharma  (1) 5,045,778 9,789
Moderna  (1) 74,800 7,439
Monte Rosa Therapeutics  (1) 943,654 5,332
MoonLake Immunotherapeutics  (1) 1,068,007 64,497
Morphic Holding  (1) 513,440 14,828
Novocure  (1) 1,542,682 23,032
Nuvalent, Class A  (1) 300,548 22,117

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Pliant Therapeutics  (1) 536,985 9,725
Prelude Therapeutics  (1) 771,093 3,293
Prime Medicine  (1) 301,006 2,667
Prothena  (1) 847,697 30,805
PTC Therapeutics  (1) 266,273 7,338
RAPT Therapeutics  (1) 502,891 12,497
Regeneron Pharmaceuticals  (1) 310,030 272,296
Relay Therapeutics  (1) 2,573,330 28,332
Repligen  (1) 271,887 48,885
Replimune Group  (1) 1,491,344 12,572
REVOLUTION Medicines  (1) 1,417,789 40,662
REVOLUTION Medicines, Warrants, 11/14/28  (1) 199,070 66
Rocket Pharmaceuticals  (1) 854,454 25,608
Sage Therapeutics  (1) 305,650 6,623
Sana Biotechnology  (1) 1,982,885 8,090
Sarepta Therapeutics  (1) 471,444 45,461
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $—  (1)(3) 151,540 1,969
Scholar Rock Holding  (1) 1,952,557 36,708
SpringWorks Therapeutics  (1) 1,050,125 38,330
Tenaya Therapeutics  (1) 1,069,162 3,464
Ultragenyx Pharmaceutical  (1) 1,280,535 61,235
Voyager Therapeutics  (1) 687,052 5,799
Xencor  (1) 699,241 14,845
Zai Lab, ADR  (1) 1,363,047 37,252
Zentalis Pharmaceuticals  (1) 951,165 14,410
2,629,954
Total Biotechnology 3,574,682
LIFE SCIENCES 9.8%
Life Sciences 9.8%
Agilent Technologies  1,250,548 173,864
Bio-Techne  486,611 37,547
Bruker  682,528 50,152
Charles River Laboratories International  (1) 121,970 28,834
Danaher  1,759,965 407,150
Ginkgo Bioworks Holdings, Class A  (1) 1,905,707 3,220
Illumina  (1) 140,521 19,566
Pacific Biosciences of California  (1) 2,685,929 26,349
SomaLogic, Warrants, 8/31/26  (1) 90,179 11
Thermo Fisher Scientific  1,310,377 695,535
Total Life Sciences 1,442,228

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Orchestra BioMed Holdings  (1) 459,941 4,199
Total Miscellaneous 4,199
PHARMACEUTICALS 16.2%
Major Pharmaceuticals 15.5%
AbbVie  617,941 95,762
AstraZeneca, ADR  4,367,940 294,181
Daiichi Sankyo (JPY)  969,100 26,531
Eli Lilly  2,029,539 1,183,059
Merck  4,735,352 516,248
Novo Nordisk, ADR  1,554,091 160,771
2,276,552
Specialty Pharmaceuticals 0.7%
Zoetis  500,259 98,736
98,736
Total Pharmaceuticals 2,375,288
PRODUCTS & DEVICES 17.9%
Capital Equipment 0.2%
PROCEPT BioRobotics  (1) 694,317 29,099
29,099
Implants 10.6%
Becton Dickinson & Company  765,627 186,683
Boston Scientific  (1) 1,872,850 108,269
Edwards Lifesciences  (1) 1,391,030 106,066
Intuitive Surgical  (1) 1,666,429 562,187
iRhythm Technologies  (1) 108,236 11,586
Stryker  1,593,294 477,128
Teleflex  220,905 55,080
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $13,998  (1)(2)(3) 113,564 11,077
Zimmer Biomet Holdings  376,451 45,814
1,563,890
Other Products & Devices 7.1%
10X Genomics, Class A  (1) 1,414,056 79,131
Argenx, ADR  (1) 719,279 273,635
Avantor  (1) 2,390,319 54,571
Catalent  (1) 1,179,184 52,981
Dexcom  (1) 826,948 102,616
Hologic  (1) 1,395,621 99,717
Insulet  (1) 260,549 56,534
Lantheus Holdings  (1) 546,438 33,879

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $31,622  (1)(2)
(3) 8,397,988 3,359
Penumbra (1) 778,873 195,918
Saluda Medical, Warrants, 1/20/27, Acquisition Date: 1/20/22,
Cost $—  (1)(2)(3) 103,592 298
Shockwave Medical  (1) 474,744 90,467
1,043,106
Total Products & Devices 2,636,095
SERVICES 20.9%
Distribution 0.6%
Cencora  167,803 34,463
McKesson  124,895 57,824
92,287
Information 0.5%
GeneDx Holdings  (1) 30,161 83
GeneDx Holdings, Warrants, 7/22/26  (1) 206,747 2
Veeva Systems, Class A  (1) 364,188 70,114
70,199
Other Services 1.5%
Guardant Health  (1) 655,765 17,738
ICON  (1) 188,084 53,241
IQVIA Holdings  (1) 182,367 42,196
West Pharmaceutical Services  320,728 112,935
226,110
Payors 17.1%
Alignment Healthcare  (1) 743,844 6,404
Centene  (1) 1,683,234 124,913
Cigna Group  602,730 180,488
Elevance Health  1,102,964 520,114
Humana  494,160 226,231
Molina Healthcare  (1) 723,432 261,383
UnitedHealth Group  2,257,828 1,188,679
2,508,212
Providers 1.2%
agilon health  (1) 2,401,772 30,142
HCA Healthcare  456,112 123,461
Surgery Partners  (1) 817,781 26,161
179,764
Total Services 3,076,572
Total Miscellaneous Common Stocks  5.0%  (4) 730,662
Total Common Stocks (Cost $6,667,538) 13,839,726

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 4.5%
BIOTECHNOLOGY 1.8%
Other Biotechnology 1.8%
Arbor Bio, Series B, Acquisition Date: 10/29/21, Cost $8,828  (1)
(2)(3) 532,759 8,828
Avalyn Pharma, Series C-1, Acquisition Date: 9/22/23,
Cost $6,178  (1)(2)(3) 8,436,161 6,178
Chroma Medicine, Series A, Acquisition Date: 10/12/21,
Cost $11,040  (1)(2)(3) 5,207,526 13,540
Chroma Medicine, Series B, Acquisition Date: 2/8/23,
Cost $4,412  (1)(2)(3) 1,697,072 4,412
Delfi Diagnostics, Series A, Acquisition Date: 1/12/21 - 4/7/22,
Cost $7,107  (1)(2)(3) 3,426,868 16,605
Delfi Diagnostics, Series B, Acquisition Date: 6/10/22,
Cost $8,980  (1)(2)(3) 1,853,138 8,979
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $18,022  (1)(2)(3) 1,018,820 21,904
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $4,262  (1)(2)(3) 198,249 4,262
EndeavorBio, Series B, Acquisition Date: 1/21/22, Cost $8,808  (1)
(2)(3) 1,867,734 8,808
FOG Pharma, Series C, Acquisition Date: 1/11/21 - 8/2/21,
Cost $6,251  (1)(2)(3) 431,391 4,643
FOG Pharma, Series D, Acquisition Date: 11/17/22,
Cost $6,621  (1)(2)(3) 615,203 6,621
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $22,096  (1)
(2)(3) 1,864,632 22,096
Generate Bio, Series C, Acquisition Date: 5/9/23, Cost $4,412  (1)
(2)(3) 372,360 4,412
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $4,236  (1)(2)(3) 829,412 4,236
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $10,152  (1)(2)(3) 1,987,585 10,152
Insitro, Series B, Acquisition Date: 5/21/20, Cost $5,505  (1)(2)(3) 883,580 16,162
Insitro, Series C, Acquisition Date: 4/7/21, Cost $10,762  (1)(2)(3) 588,382 10,762
Kartos Therapeutics, Series C, Acquisition Date: 8/22/23,
Cost $10,593  (1)(2)(3) 1,873,841 10,593
Laronde, Series B, Acquisition Date: 7/28/21, Cost $32,757  (1)(2)
(3) 1,169,887 4,914
Odyssey Therapeutics, Series B, Acquisition Date: 5/13/22,
Cost $7,048  (1)(2)(3) 1,115,915 5,803
Odyssey Therapeutics, Series C, Acquisition Date: 10/25/23,
Cost $530  (1)(2)(3) 105,905 530
Rapport Therapeutics, Series B, Acquisition Date: 8/7/23,
Cost $3,531  (1)(2)(3) 2,105,246 3,531

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $9,004  (1)(2)(3) 978,705 9,004
Ring Therapeutics, Series C, Acquisition Date: 10/7/22,
Cost $4,414  (1)(2)(3) 479,818 4,414
SalioGen Therapeutics, Series B, Acquisition Date: 12/10/21,
Cost $11,024  (1)(2)(3) 104,129 11,024
Scribe Therapeutics, Series B, Acquisition Date: 3/17/21,
Cost $6,219  (1)(2)(3) 1,027,755 6,219
Sionna Therapeutics, Series B, Acquisition Date: 2/2/22,
Cost $5,284  (1)(2)(3) 541,277 5,284
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $7,915  (1)(2)(3) 387,032 7,915
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 - 9/26/22,
Cost $18,552  (1)(2)(3) 2,370,150 18,552
Total Biotechnology 260,383
CONSUMER NONDURABLES 0.2%
Biotechnology 0.1%
Nutcracker Therapeutics, Series C, Acquisition Date: 8/27/21,
Cost $11,050  (1)(2)(3) 1,027,785 11,050
11,050
Healthcare Services 0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $12,364  (1)(2)
(3) 853,213 1,203
Capsule, Series E, Acquisition Date: 1/10/23, Cost $2,658  (1)(2)(3) 906,656 1,278
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,180  (1)(2)(3) 296,922 5,734
Color Health, Series D-1, Acquisition Date: 1/13/20,
Cost $9,358  (1)(2)(3) 438,696 6,326
Color Health, Series E, Acquisition Date: 10/26/21, Cost $4,414  (1)
(2)(3) 44,149 1,678
16,219
Total Consumer Nondurables 27,269
LIFE SCIENCES 1.1%
Life Sciences 1.1%
Cellanome, Series A, Acquisition Date: 12/30/21, Cost $11,023  (1)
(2)(3)(5) 1,993,387 14,930
Chromacode, Series D-1, Acquisition Date: 2/28/22,
Cost $2,202  (1)(2)(3) 3,137,582 1,443
Chromacode, Series D-2, Acquisition Date: 2/28/22,
Cost $2,202  (1)(2)(3) 3,137,581 2,202
Clear Labs, Series C, Acquisition Date: 5/13/21, Cost $13,294  (1)
(2)(3) 3,830,773 2,375
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $21,371
(EUR)  (1)(2)(3) 25,201 20,866

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Element Biosciences, Series C, Acquisition Date: 6/21/21,
Cost $17,704  (1)(2)(3) 861,217 15,597
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $12,829  (1)(2)
(3) 1,452,941 4,228
Lumicks Tech, Series D, Acquisition Date: 4/14/21,
Cost $8,875  (1)(2)(3) 4,954 4,495
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $16,458  (1)(2)(3) 1,204,832 73,169
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $18,956  (1)(2)(3) 426,855 25,923
Total Life Sciences 165,228
PRODUCTS & DEVICES 0.3%
Capital Equipment 0.1%
Reflexion Medical, Series C, Acquisition Date: 4/3/18,
Cost $4,243  (1)(2)(3) 2,507,885 4,314
Reflexion Medical, Series D, Acquisition Date: 4/3/20,
Cost $2,142  (1)(2)(3) 1,123,437 1,966
Reflexion Medical, Series E, Acquisition Date: 3/1/22,
Cost $4,403  (1)(2)(3) 1,857,286 3,343
Reflexion Medical, Series F, Acquisition Date: 11/13/23,
Cost $2,690  (1)(2)(3) 1,794,104 2,368
11,991
Implants 0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18, Cost $8,574  (1)
(2)(3)(5) 8,849,057 7,522
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $12,516  (1)
(2)(3)(5) 12,320,393 10,472
17,994
Other Products & Devices 0.1%
Saluda Medical, Series D, Acquisition Date: 1/20/22,
Cost $8,810  (1)(2)(3) 690,617 6,133
Saluda Medical, Series E, Acquisition Date: 4/6/23,
Cost $4,353  (1)(2)(3) 539,186 4,353
10,486
Total Products & Devices 40,471
SERVICES 1.1%
Information 0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $6,904  (1)(2)(3) 586,029 5,257
5,257
Other Services 1.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $10,374  (1)(2)(3) 3,758,668 13,682
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $18,471  (1)(2)(3) 2,280,334 8,300

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $7,103  (1)(2)(3) 1,558,570 11,557
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $6,139  (1)(2)(3) 928,231 6,883
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,971  (1)(2)(3) 526,504 3,911
PrognomIQ, Series A-4, Acquisition Date: 11/15/19,
Cost $1,356  (1)(2)(3)(5) 593,540 1,816
PrognomIQ, Series A-5, Acquisition Date: 5/12/20, Cost $1,174  (1)
(2)(3)(5) 513,797 1,572
PrognomIQ, Series B, Acquisition Date: 9/11/20, Cost $8,533  (1)
(2)(3)(5) 3,734,140 11,426
PrognomIQ, Series C, Acquisition Date: 2/16/22, Cost $3,498  (1)
(2)(3)(5) 1,143,244 3,498
Tempus Labs, Series D, Acquisition Date: 3/16/18, Cost $8,876  (1)
(2)(3) 946,886 40,262
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $10,607  (1)(2)(3) 633,505 28,432
Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost $4,279  (1)
(2)(3) 172,826 8,031
Tempus Labs, Series G, Acquisition Date: 2/6/20, Cost $4,284  (1)
(2)(3) 111,715 5,417
Tempus Labs, Series G-2, Acquisition Date: 11/19/20,
Cost $6,720  (1)(2)(3) 117,271 4,548
149,335
Providers 0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $7,539  (1)(2)(3) 3,130,941 3,663
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $6,626  (1)(2)(3) 2,095,807 2,452
6,115
Total Services 160,707
Total Convertible Preferred Stocks (Cost $604,666) 654,058
PREFERRED STOCKS 0.4%
LIFE SCIENCES 0.4%
Life Sciences 0.4%
Sartorius (EUR)  163,088 59,889
Total Life Sciences 59,889
Total Preferred Stocks (Cost $23,074) 59,889

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 5.42%  (5)(6) 196,317,734 196,318
Total Short-Term Investments (Cost $196,318) 196,318
Total Investments in Securities
100.3% of Net Assets
(Cost $7,491,596) $ 14,749,991
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$707,706 and represents 4.8% of net assets.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Affiliated Companies
(6) Seven-day yield
ADR American Depositary Receipts
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
JPY Japanese Yen

T. ROWE PRICE Health Sciences Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Cellanome, Series A  $ — $ 1,056 $ —
Chroma Medicine, Series A  — 2,500 —
Chroma Medicine, Series B  — — —
Chromacode, Series D-1  — (597) —
Chromacode, Series D-2  — 509 —
Clear Labs, Series C  — (10,919) —
Cleerly, Series C  — (1,647) —
Genesis Therapeutics, Series A  — — —
Genesis Therapeutics, Series B  — — —
Kardium, Series D-5  — (1,467) —
Kardium, Series D-6  — (2,044) —
PrognomIQ, Series A-4  — — —
PrognomIQ, Series A-5  — — —
PrognomIQ, Series B  — (1) —
PrognomIQ, Series C  — — —
T. Rowe Price Government Reserve Fund, 5.42% — — 1,408
Totals $ —# $ (12,610) $ 1,408+

T. ROWE PRICE Health Sciences Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
Cellanome, Series A  $ 13,874 $ — $ — $ 14,930
Chroma Medicine, Series A  11,040 — — *
Chroma Medicine, Series B  — 4,412 — *
Chromacode, Series D-1  * — — *
Chromacode, Series D-2  * — — *
Clear Labs, Series C  * — — *
Cleerly, Series C  * — — *
Genesis Therapeutics, Series A  * — — *
Genesis Therapeutics, Series B  — 10,152 — *
Kardium, Series D-5  8,989 — — 7,522
Kardium, Series D-6  12,516 — — 10,472
PrognomIQ, Series A-4  1,816 — — 1,816
PrognomIQ, Series A-5  1,572 — — 1,572
PrognomIQ, Series B  11,427 — — 11,426
PrognomIQ, Series C  3,498 — — 3,498
T. Rowe Price Government
Reserve Fund, 5.42% 158,976   ¤   ¤ 196,318
Total $ 247,554^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $1,408 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $242,992.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Health Sciences Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $7,491,596) $ 14,749,991
Receivable for shares sold 12,447
Receivable for investment securities sold 11,277
Dividends receivable 6,932
Foreign currency (cost $844) 852
Other assets 5,160
Total assets 14,786,659
Liabilities
Payable for investment securities purchased 44,464
Payable for shares redeemed 20,493
Investment management fees payable 7,808
Due to affiliates 715
Payable to directors 12
Other liabilities 1,507
Total liabilities 74,999
NET ASSETS $ 14,711,660
Net Assets Consist of:
Total distributable earnings (loss) $ 7,316,188
Paid-in capital applicable to 167,211,218 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 7,395,472
NET ASSETS $ 14,711,660
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $9,104,589; Shares outstanding: 103,580,635) $ 87.90
I Class
(Net assets: $5,607,071; Shares outstanding: 63,630,583) $ 88.12

T. ROWE PRICE Health Sciences Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $933) $ 108,580
Other 28
Total income 108,608
Expenses
Investment management 96,940
Shareholder servicing
Investor Class $ 14,250
I Class 1,360 15,610
Prospectus and shareholder reports
Investor Class 431
I Class 59 490
Custody and accounting 512
Proxy and annual meeting 277
Legal and audit 62
Directors 54
Registration 49
Miscellaneous 735
Total expenses 114,729
Net investment loss (6,121)

T. ROWE PRICE Health Sciences Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,039,231
Foreign currency transactions (491)
Net realized gain 1,038,740
Change in net unrealized gain / loss
Securities (616,223)
Other assets and liabilities denominated in foreign currencies 300
Change in net unrealized gain / loss (615,923)
Net realized and unrealized gain / loss 422,817
INCREASE IN NET ASSETS FROM OPERATIONS
$ 416,696

T. ROWE PRICE Health Sciences Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (6,121) $ (8,282)
Net realized gain (loss) 1,038,740 (14,597)
Change in net unrealized gain / loss (615,923) (2,384,261)
Increase (decrease) in net assets from operations 416,696 (2,407,140)
Distributions to shareholders
Net earnings
Investor Class (456,959) (179,171)
I Class (280,130) (103,404)
Decrease in net assets from distributions (737,089) (282,575)
Capital share transactions
*
Shares sold
Investor Class 677,319 1,236,166
I Class 390,889 4,332,246
Distributions reinvested
Investor Class 438,273 172,182
I Class 261,418 97,063
Shares redeemed
Investor Class (2,038,395) (5,916,581)
I Class (870,442) (567,212)
Decrease in net assets from capital share
transactions (1,140,938) (646,136)

T. ROWE PRICE Health Sciences Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Decrease during period (1,461,331) (3,335,851)
Beginning of period 16,172,991 19,508,842
End of period $ 14,711,660 $ 16,172,991
*Share information (000s)
Shares sold
Investor Class 7,655 13,681
I Class 4,410 49,285
Distributions reinvested
Investor Class 5,101 1,895
I Class 3,035 1,067
Shares redeemed
Investor Class (23,128) (67,007)
I Class (9,858) (6,369)
Decrease in shares outstanding (12,785) (7,448)

T. ROWE PRICE Health Sciences Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation. The fund has two classes of shares: the Health Sciences Fund (Investor Class) and the Health Sciences Fund–I Class
(I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE Health Sciences Fund

Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Health Sciences Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Health Sciences Fund

Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash

T. ROWE PRICE Health Sciences Fund

flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2023, totaled $(137,854,000) for the year ended December 31, 2023.
o
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 13,670,780 $ 137,249 $ 31,697 $ 13,839,726
Convertible Preferred Stocks — — 654,058 654,058
Preferred Stocks — 59,889 — 59,889
Short-Term Investments 196,318 — — 196,318
Total $ 13,867,098 $ 197,138 $ 685,755 $ 14,749,991
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
12/31/23
Investment in Securities
Common Stocks $ 60,839 $ 3,914 $ — $ (33,056) $ 31,697
Convertible Preferred Stocks 714,986 (127,063) 66,135 — 654,058
Total $ 775,825 $ (123,149) $ 66,135 $ (33,056) $ 685,755

T. ROWE PRICE Health Sciences Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 31,697 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5%
- 100%
50% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.7x
– 7.9x
6.1x Increase
Sales growth
rate
20% 20% Increase
Enterprise
value to gross
profit multiple
4.7x 4.7x Increase
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
5% - 7% 5% Decrease
Discount for
regulatory
uncertainty
29% 29% Decrease
Timing of
events
1.08 –
3.19 yrs
1.70 yrs Decrease
Options pricing
model
Private
company
valuation
—# —# —#

T. ROWE PRICE Health Sciences Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Risk-free rate 4% 4% Increase
Volatility 53% 53% Increase
Convertible
Preferred
Stocks
$ 654,058 Recent
comparable
transaction
price(s)
—# —# —# —#
Premium for
conversion
ratio rights
—# —# —#
Premium for
cumulative
preferred
dividend rights
10%
- 25%
14% Increase
Discount for
dilution
12% 12% Decrease
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Enterprise
value to sales
multiple
2.1x
– 5.7x
4.6x Increase
Sales growth
rate
19%
- 97%
30% Increase
Enterprise
value to gross
profit multiple
3.7x
– 8.6x
7.1x Increase
Gross profit
growth rate
23% 23% Increase
Projected
enterprise
value to sales
multiple
1.1x
– 7.6x
6.4x Increase

T. ROWE PRICE Health Sciences Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to gross
profit multiple
6.8x
– 8.4x
7.6x Increase
Projected
enterprise
value to
EBITDA
multiple
11.8x 11.8x Increase
Probability
for potential
outcome
5% - 80% 36% Increase
Rate of return 40% 40% Decrease
Discount
to public
company
multiples
31%
- 52%
42% Decrease
Discount rate
for cost of
capital
15%
- 25%
17% Decrease
Discount for
uncertainty
80%
- 100%
96% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 73% 73% Increase

T. ROWE PRICE Health Sciences Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Private Investments Issued by Special Purpose Acquisition Companies
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO).
The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased.
Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold;
however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $7,347,079,000 and $9,252,689,000, respectively, for the year ended December 31, 2023.

T. ROWE PRICE Health Sciences Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 2 $ 805
Long-term capital gain 737,087 281,770
Total distributions $ 737,089 $ 282,575
($000s)
Cost of investments $ 7,747,500
Unrealized appreciation $ 7,698,139
Unrealized depreciation (695,296)
Net unrealized appreciation (depreciation) $ 7,002,843

T. ROWE PRICE Health Sciences Fund

At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee equal to 0.35% of the fund’s average daily net assets,
($000s)
Undistributed ordinary income $ 7,174
Undistributed long-term capital gain 306,171
Net unrealized appreciation (depreciation) 7,002,843
Total distributable earnings (loss) $ 7,316,188

T. ROWE PRICE Health Sciences Fund

and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%. Effective May 1, 2021, Price Associates has contractually agreed, at least through April 30, 2025, to waive a portion of its management fee so that an individual fund fee of 0.2975% is applied to the fund’s average daily net assets that are equal to or greater than $25 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s
Board. Any fees waived under this agreement are not subject to reimbursement to Price
Associates by the fund. No management fees were waived under this arrangement for the year ended December 31, 2023.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the Investor class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the
Investor class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after

T. ROWE PRICE Health Sciences Fund

the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2023, expenses incurred pursuant to these service agreements were $115,000 for Price
Associates; $5,809,000 for T. Rowe Price Services, Inc.; and $506,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2023, the fund was charged $82,000 for shareholder servicing costs related to the college savings plans, of which $69,000 was for services provided by Price. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the
Investor Class I Class
Expense limitation/I Class Limit 0.99% 0.05%
Expense limitation date 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Health Sciences Fund

accompanying Statement of Assets and Liabilities. At December 31, 2023, no shares of the Investor Class were held by college savings plans and approximately 1% of the outstanding shares of the I Class were held by college savings plans.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 151,925 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2023, this reimbursement amounted to $448,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - BORROWING
To provide temporary liquidity, the fund may borrow from other T. Rowe Price-
sponsored mutual funds under an interfund borrowing program developed and managed by Price Associates. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured.
During the year ended December 31, 2023, the fund incurred $20,000 in interest

T. ROWE PRICE Health Sciences Fund

expense related to outstanding borrowings on three days in the average amount of
$34,400,000 and at an average annual rate of 6.96%. At December 31, 2023, there were no borrowings outstanding.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Health Sciences Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Health Sciences
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Health Sciences Fund, Inc. (the "Fund") as of
December 31, 2023, the related statement of operations for the year ended December
31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Health Sciences Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Health Sciences Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $780,410,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $103,810,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $87,658,000 of the fund's income qualifies for the dividends-
received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Health Sciences Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Health Sciences Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Health Sciences Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Health Sciences Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Health Sciences Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Health Sciences Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Health Sciences Fund  Principal Occupation(s)
Zachary Baca  (1990)
Vice President
Vice President, T. Rowe Price; formerly, Associate,
Rock Springs Capital (to 2020)
Ziad Bakri, M.D., CFA (1980)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Bell, Ph.D. (1990)
Vice President
Employee, T. Rowe Price; formerly Analyst, Catalio
Capital Management (to 2021); Postdoctoral Fellow,
Johns Hopkins Drug Discovery Center (to 2021)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Colin Cotton, M.D. (1993)
Vice President
Employee, T. Rowe Price; formerly, student,
University of Cincinnati College of Medicine (to
2022); Business Development Analyst intern, CinRx
Pharma (to 2018)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Health Sciences Fund

Name (Year of Birth)
Position Held With Health Sciences Fund  Principal Occupation(s)
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
John Hall (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Amanda Ho  (1993)
Vice President
Employee, T. Rowe Price; formerly, summer intern,
T. Rowe Price (to 2020); Revenue Strategy, Senior
Analyst, Snap, Inc. (to 2019)
Kate Hobbs (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Portfolio Manager, Millennium
Partners (to 2020); Senior Analyst, Citadel LLC,
Aptigon Capital (to 2018)
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jill Jortner (1977)
Vice President
Vice President, T. Rowe Price; formerly, Research
Analyst, Iridian Asset Management (to 2022)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Health Sciences Fund

Name (Year of Birth)
Position Held With Health Sciences Fund  Principal Occupation(s)
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281738 F114-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$46,733	$41,909
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Health Sciences Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024